Note Other services fees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure - Other Services Fees by Major Categories [Abstract]
Debit card fees	$ 42,721	$ 46,241	$ 46,176
Insurance fees	50,948	63,482	63,976
Credit card fees	67,584	70,526	68,166
Sale and administration of investment products	21,958	21,450	23,846
Trust fees	19,972	18,811	18,866
Other fees	14,084	14,260	15,060
Total other services fees	$ 217,267	$ 234,770	$ 236,090